Stockholders' Equity - Stock Option Activities of Stock Option Plans (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders Equity [Line Items]
Shares outstanding at beginning of year	955,848
Granted, Shares	135,000
Exercised, Shares	(159,348)
Cancelled, forfeited or expired, Shares	(88,720)
Shares outstanding at end of year	842,780	955,848
Shares exercisable at end of year	252,925
Outstanding at beginning of year, Weighted-Average Exercise Price	$ 27.09
Granted, Weighted-Average Exercise Price	38.73
Exercised, Weighted-Average Exercise Price	11.20
Forfeited or expired, Weighted-Average Exercise Price	27.29
Outstanding at end of year, Weighted-Average Exercise Price	31.93	$ 27.09
Exercisable at end of year, Weighted-Average Exercise Price	28.13
Weighted-average fair value per option granted during year	$ 14.19	$ 14.85
Total intrinsic value of options exercised during the year	$ 4,292,000	$ 3,461,000	$ 2,970,000
Total fair value of options vested during the year	$ 2,411,000	$ 1,502,000	$ 1,565,000
2008 Plan [Member]
Stockholders Equity [Line Items]
Maximum number of securities for issuance	1,975,000	1,975,000
Number of awards available to be granted	797,890
Shares outstanding at end of year	802,780
Shares exercisable at end of year	232,925
Outside Director Plan [Member]
Stockholders Equity [Line Items]
Maximum number of securities for issuance	400,000
Number of awards available to be granted	278,456